Shareholder Fees {- Fidelity Low-Priced Stock K6 Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Low-Priced Stock K6 Fund PRO-10 | Fidelity Low-Priced Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none